Earnings Per Share - Schedule of Earnings per share (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Earnings Per Share [Abstract]
Loss after income tax attributable to the owners of Gelteq Limited	$ (3,742,104)	$ (3,304,359)
Weighted average number of ordinary shares used in calculating basic earnings per share	10,483,586	8,620,569
Weighted average number of ordinary shares used in calculating diluted earnings per share	10,483,586	8,620,569
Basic loss per share	$ (0.36)	$ (0.38)
Diluted loss per share	$ (0.36)	$ (0.38)